          SMALL CAP PORTFOLIO                                                 10
          ----------------------------------------------------------------------



Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
     Investments, at Value (Cost $96,338,528)                       $118,641,475
--------------------------------------------------------------------------------
     Cash                                                                353,495
--------------------------------------------------------------------------------
     Receivable for Securities Sold                                    9,167,872
--------------------------------------------------------------------------------
     Prepaid Expenses                                                        189
--------------------------------------------------------------------------------
     Total Assets                                                    128,163,031
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
     Due to Bankers Trust                                                 70,264
--------------------------------------------------------------------------------
     Payable for Securities Purchased                                  4,243,404
--------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                21,411
--------------------------------------------------------------------------------
     Total Liabilities                                                 4,335,079
--------------------------------------------------------------------------------

Net Assets                                                          $123,827,952
================================================================================

Composition of Net Assets
--------------------------------------------------------------------------------
     Paid-in Capital                                                $101,525,005
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                        22,302,947
--------------------------------------------------------------------------------
Net Assets, September 30, 1995                                      $123,827,952
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 11
          ----------------------------------------------------------------------



Statement of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
     Dividends                                       $   11,228
--------------------------------------------------------------------------------
     Interest                                           462,219
--------------------------------------------------------------------------------
     Total Investment Income                                         $  473,447
--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
     Advisory Fee                                       389,015
--------------------------------------------------------------------------------
     Administration and Services Fee                     59,848
--------------------------------------------------------------------------------
     Professional Fees                                   17,320
--------------------------------------------------------------------------------
     Insurance                                            2,695
--------------------------------------------------------------------------------
     Trustees Fees                                        1,563
--------------------------------------------------------------------------------
     Miscellaneous                                          513
--------------------------------------------------------------------------------
     Total Expenses                                     470,954
--------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust          (111,862)        359,092
--------------------------------------------------------------------------------
Net Investment Income                                                   114,355
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities
--------------------------------------------------------------------------------
     Net Realized Gain from Securities Transactions                  11,205,496
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                       19,127,783
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Securities                       30,333,279
--------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                          $30,447,634
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 12
          ----------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the period
                                                                                               October 21, 1993
                                                                    For the                       (Commencement
                                                                 year ended                   of Operations) to
                                                         September 30, 1995                  September 30, 1994
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------
From Operations
---------------------------------------------------------------------------------------------------------------
        Net Investment Income                                  $    114,355                       $    7,187
---------------------------------------------------------------------------------------------------------------
        Net Realized Gain (Loss) from Securities Transactions    11,205,496                       (1,172,477)
---------------------------------------------------------------------------------------------------------------
        Net Unrealized Appreciation on Securities                19,127,783                        3,175,164
---------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets from Operations               30,447,634                        2,009,874
---------------------------------------------------------------------------------------------------------------
From Capital Transactions
---------------------------------------------------------------------------------------------------------------
        Proceeds from Capital Invested                           89,963,488                       21,058,530
---------------------------------------------------------------------------------------------------------------
        Value of Capital Withdrawn                              (17,910,681)                      (1,740,893)
---------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets from Capital Transactions     72,052,807                       19,317,637
---------------------------------------------------------------------------------------------------------------
        Total Increase in Net Assets                            102,500,441                       21,327,511
===============================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------
        Beginning of Period                                      21,327,511                               --
---------------------------------------------------------------------------------------------------------------
        End of Period                                          $123,827,952                      $21,327,511
===============================================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 13
          ----------------------------------------------------------------------

Financial Highlights

------------------------------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Small Cap Portfolio.
                                                                                       For the period
                                                                                     October 21, 1993
                                                                       For the          (Commencement
                                                                    year ended      of Operations) to
                                                            September 30, 1995     September 30, 1994
------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Ratio of Net Investment Income to Average Net Assets                     0.19%                  0.07%*
Ratio of Expenses to Average Net Assets                                  0.60%                  0.60%*
Decrease Reflected in Above Ratio of Expenses to Average
  Net Assets Due to Absorption of Expenses by Bankers Trust              0.19%                  0.38%*
Portfolio Turnover Rate                                                   161%                   154%
Net Assets, End of Period (000's omitted)                             $123,828                $21,328
*Annualized

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 14
          ----------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 1995
Shares           Description                                               Value
--------------------------------------------------------------------------------
                 COMMON STOCKS-90.61%
                 Client Server Computing-5.22%
--------------------------------------------------------------------------------
 3,600           Business Objects, ADS (a)                           $   153,450
--------------------------------------------------------------------------------
19,800           CBT Group, ADS (a)                                      945,450
--------------------------------------------------------------------------------
61,800           Computron Software (a)                                1,066,050
--------------------------------------------------------------------------------
20,900           Discreet Logic (a)                                    1,149,500
--------------------------------------------------------------------------------
26,600           Mercury Interactive (a)                                 738,150
--------------------------------------------------------------------------------
27,500           Novadigm (a)                                            464,062
--------------------------------------------------------------------------------
29,500           Open Environment (a)                                    516,250
--------------------------------------------------------------------------------
23,500           Seer Technologies (a)                                   355,438
--------------------------------------------------------------------------------
50,000           Unison Software (a)                                     750,000
--------------------------------------------------------------------------------
12,400           Veritas Software (a)                                    322,400
--------------------------------------------------------------------------------
                                                                       6,460,750
================================================================================
                 Flourishing in the Managed
                 Care Environment-6.96%
--------------------------------------------------------------------------------
26,700           AHI Healthcare Systems (a)                              413,850
--------------------------------------------------------------------------------
57,100           CompDent (a)                                          1,670,175
--------------------------------------------------------------------------------
73,800           CRA Managed Care (a)                                  1,595,925
--------------------------------------------------------------------------------
65,200           OccuSystems (a)                                       1,352,900
--------------------------------------------------------------------------------
62,700           Pediatrix Medical Group (a)                           1,285,350
--------------------------------------------------------------------------------
18,300           Renal Treatment Centers (a)                             677,100
--------------------------------------------------------------------------------
18,500           Target Therapeutics (a)                               1,295,000
--------------------------------------------------------------------------------
10,800           United Dental Care (a)                                  324,000
--------------------------------------------------------------------------------
                                                                       8,614,300
================================================================================
                 Life on the Net-9.99%
--------------------------------------------------------------------------------
31,500           Firefox Communications (a)                              779,625
--------------------------------------------------------------------------------
21,700           FTP Software (a)                                        602,175
--------------------------------------------------------------------------------
40,200           Harbinger (a)                                           552,750
--------------------------------------------------------------------------------
43,800           Legato Systems (a)                                    1,160,700
--------------------------------------------------------------------------------
16,700           Macromedia (a)                                          953,988
--------------------------------------------------------------------------------
29,300           Maxis (a)                                             1,289,200
--------------------------------------------------------------------------------
19,400           McAfee Associates (a)                                   999,100
--------------------------------------------------------------------------------
14,200           NetManage (a)                                           337,250
--------------------------------------------------------------------------------
12,400           Network General (a)                                     511,500
--------------------------------------------------------------------------------
25,400           Number Nine Visual Technology (a)                   $   419,100
--------------------------------------------------------------------------------
32,300           On Technology (a)                                       557,175
--------------------------------------------------------------------------------
29,200           Pinnacle Systems (a)                                    897,900
--------------------------------------------------------------------------------
63,900           Quarterdeck (a)                                       1,238,062
--------------------------------------------------------------------------------
 8,800           Security Dynamics Technologies (a)                      420,200
--------------------------------------------------------------------------------
41,000           Transactions Systems Architects (a)                   1,096,750
--------------------------------------------------------------------------------
19,700           Verifone (a)                                            549,137
--------------------------------------------------------------------------------
                                                                      12,364,612
================================================================================
                 Life Sciences Revolution-2.91%
--------------------------------------------------------------------------------
42,400           Cephalon (a)                                          1,166,000
--------------------------------------------------------------------------------
53,600           Magainin Pharmaceuticals (a)                            582,900
--------------------------------------------------------------------------------
30,200           Neurogen (a)                                            671,950
--------------------------------------------------------------------------------
40,400           NeXstar Pharmaceuticals (a)                             595,900
--------------------------------------------------------------------------------
38,000           Regeneron Pharmaceuticals (a)                           593,750
--------------------------------------------------------------------------------
                                                                       3,610,500
================================================================================
                 Managing the Information
                 Age-12.28%
--------------------------------------------------------------------------------
22,400           ADFlex Solutions (a)                                    501,200
--------------------------------------------------------------------------------
20,100           Applix (a)                                              442,200
--------------------------------------------------------------------------------
56,500           Astea International (a)                               1,130,000
--------------------------------------------------------------------------------
42,200           Atria Software (a)                                    1,234,350
--------------------------------------------------------------------------------
64,600           Datastream Systems (a)                                1,469,650
--------------------------------------------------------------------------------
71,600           Dendrite International (a)                            1,091,900
--------------------------------------------------------------------------------
20,800           Desktop Data (a)                                        722,800
--------------------------------------------------------------------------------
53,700           DSP Communications (a)                                1,772,100
--------------------------------------------------------------------------------
48,300           Eagle Point Software (a)                                905,625
--------------------------------------------------------------------------------
36,300           HNC Software (a)                                        952,875
--------------------------------------------------------------------------------
42,000           IMNET Systems (a)                                     1,081,500
--------------------------------------------------------------------------------
46,800           Inference (a)                                           690,000
--------------------------------------------------------------------------------
43,700           National Data                                         1,174,437
--------------------------------------------------------------------------------
51,200           SITEL (a)                                             1,254,400
--------------------------------------------------------------------------------
11,000           Software Artistry (a)                                   209,000
--------------------------------------------------------------------------------
36,000           Vantive (a)                                             576,000
--------------------------------------------------------------------------------
                                                                      15,208,037
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 15
          ----------------------------------------------------------------------



Schedule of Portfolio Investments
--------------------------------------------------------------------------------

September 30, 1995


Shares           Description                                               Value
--------------------------------------------------------------------------------
                 Move to Outsourcing--9.00%
--------------------------------------------------------------------------------
20,500           AccuStaff (a)                                       $   753,375
--------------------------------------------------------------------------------
35,600           Affiliated Computer Services (a)                      1,041,300
--------------------------------------------------------------------------------
36,100           Alternative Resources (a)                             1,155,200
--------------------------------------------------------------------------------
25,500           Atlas Air (a)                                           567,375
--------------------------------------------------------------------------------
47,000           Comair                                                1,245,500
--------------------------------------------------------------------------------
51,400           Daisytek International (a)                            1,689,775
--------------------------------------------------------------------------------
61,200           HealthPlan Services (a)                               1,246,950
--------------------------------------------------------------------------------
20,000           HPR (a)                                                 465,000
--------------------------------------------------------------------------------
 2,800           Interim Services (a)                                     75,600
--------------------------------------------------------------------------------
21,100           Kent Electronics (a)                                    925,762
--------------------------------------------------------------------------------
35,100           Personnel Group of America (a)                          491,400
--------------------------------------------------------------------------------
20,500           Quintiles Transnational (a)                           1,209,500
--------------------------------------------------------------------------------
23,200           Zycon (a)                                               284,200
--------------------------------------------------------------------------------
                                                                      11,150,937
================================================================================
                 New Consumer--14.82%
--------------------------------------------------------------------------------
49,700           Apple South                                           1,130,675
--------------------------------------------------------------------------------
 7,150           Blyth Industries (a)                                    334,263
--------------------------------------------------------------------------------
59,200           Claire's Stores                                       1,213,600
--------------------------------------------------------------------------------
17,900           Discount Auto Parts (a)                                 541,475
--------------------------------------------------------------------------------
74,400           Dollar Tree Stores (a)                                2,529,600
--------------------------------------------------------------------------------
21,000           DonnKenny (a)                                           590,625
--------------------------------------------------------------------------------
12,500           Duracraft (a)                                           564,063
--------------------------------------------------------------------------------
28,900           Moovies (a)                                             567,163
--------------------------------------------------------------------------------
33,000           Nautica Enterprises (a)                               1,130,250
--------------------------------------------------------------------------------
34,500           Neostar Retail Group (a)                                590,812
--------------------------------------------------------------------------------
19,600           Norton McNaughton (a)                                   436,100
--------------------------------------------------------------------------------
26,600           Papa John's International (a)                         1,197,000
--------------------------------------------------------------------------------
40,200           Phamis (a)                                            1,100,475
--------------------------------------------------------------------------------
15,700           Regal Cinemas (a)                                       645,662
--------------------------------------------------------------------------------
54,500           Renaissance Hotel Group (a)                             967,375
--------------------------------------------------------------------------------
61,300           Renaissance Solutions (a)                             1,494,187
--------------------------------------------------------------------------------
32,000           Softkey International (a)                             1,416,000
--------------------------------------------------------------------------------
27,500           Sonic (a)                                               625,625
--------------------------------------------------------------------------------
55,300           Studio Plus Hotels (a)                              $ 1,271,900
--------------------------------------------------------------------------------
                                                                      18,346,850
================================================================================
                 New Health Care Paradigm--9.12%
--------------------------------------------------------------------------------
28,000           American Oncology Resources (a)                       1,204,000
--------------------------------------------------------------------------------
 9,500           Authentic Fitness (a)                                   213,750
--------------------------------------------------------------------------------
 2,400           CareLine (a)                                             22,500
--------------------------------------------------------------------------------
22,600           Eastbay (a)                                             446,350
--------------------------------------------------------------------------------
19,000           Garden Ridge (a)                                        555,750
--------------------------------------------------------------------------------
62,200           Gulf South Medical Supply (a)                         1,531,675
--------------------------------------------------------------------------------
20,000           HCIA (a)                                                515,000
--------------------------------------------------------------------------------
47,400           IDEXX Laboratories (a)                                1,765,650
--------------------------------------------------------------------------------
83,200           Martek Biosciences (a)                                1,352,000
--------------------------------------------------------------------------------
48,200           MiniMed (a)                                             530,200
--------------------------------------------------------------------------------
20,400           Physician Sales & Services (a)                          979,200
--------------------------------------------------------------------------------
74,400           Rexall Sundown (a)                                    1,255,500
--------------------------------------------------------------------------------
25,000           Summit Medical Systems (a)                              375,000
--------------------------------------------------------------------------------
25,500           Ventritex (a)                                           548,250
--------------------------------------------------------------------------------
                                                                      11,294,825
================================================================================
                 Productivity Enhancement--6.39%
--------------------------------------------------------------------------------
30,000           ArcSys (a)                                            1,237,500
--------------------------------------------------------------------------------
31,200           Aspen Technology (a)                                    936,000
--------------------------------------------------------------------------------
32,400           Credence Systems (a)                                  1,174,500
--------------------------------------------------------------------------------
13,000           Electroglas (a)                                         885,625
--------------------------------------------------------------------------------
23,100           Epic Design Technology (a)                            1,120,350
--------------------------------------------------------------------------------
38,400           Integrated Measurement Systems (a)                      508,800
--------------------------------------------------------------------------------
39,000           Periphonics (a)                                       1,121,250
--------------------------------------------------------------------------------
 3,400           PRI Automation (a)                                      139,400
--------------------------------------------------------------------------------
30,200           QuickResponse Services (a)                              785,200
--------------------------------------------------------------------------------
                                                                       7,908,625
================================================================================
                 Redistribution of Debt--1.46%
--------------------------------------------------------------------------------
 2,700           General Acceptance (a)                                   89,775
--------------------------------------------------------------------------------
62,900           Olympic Financial (a)                                 1,721,888
--------------------------------------------------------------------------------
                                                                       1,811,663
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 16
          ----------------------------------------------------------------------


Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 1995


Shares           Description                                               Value
================================================================================
                 Special Situations -- 1.96%
--------------------------------------------------------------------------------
54,000           Intermet (a)                                      $     607,500
--------------------------------------------------------------------------------
94,800           LTX (a)                                               1,196,850
--------------------------------------------------------------------------------
26,750           Tetra Technologies (a)                                  621,938
--------------------------------------------------------------------------------
                                                                       2,426,288
================================================================================
                 Telecommunications -- 3.46%
--------------------------------------------------------------------------------
29,000           American Radio Systems (a)                              717,750
--------------------------------------------------------------------------------
18,200           Hummingbird Communications (a)                          677,950
--------------------------------------------------------------------------------
34,300           Nera AS-ADS (a)                                       1,179,063
--------------------------------------------------------------------------------
10,000           Tel-Save Holdings (a)                                   153,750
--------------------------------------------------------------------------------
47,300           Teltrend (a)                                          1,560,900
--------------------------------------------------------------------------------
                                                                       4,289,413
================================================================================
                 The Ubiquitous
                 Semiconductor -- 7.04%
--------------------------------------------------------------------------------
58,000           Actel (a)                                             1,022,250
--------------------------------------------------------------------------------
46,600           ANADIGICS (a)                                         1,293,150
--------------------------------------------------------------------------------
33,700           FSI International (a)                                 1,120,525
--------------------------------------------------------------------------------
48,900           Information Storage Devices (a)                       1,106,363
--------------------------------------------------------------------------------
48,100           Micrel (a)                                            1,346,800
--------------------------------------------------------------------------------
28,000           Microchip Technology (a)                              1,060,500
--------------------------------------------------------------------------------
13,200           Oak Technology (a)                                      554,400
--------------------------------------------------------------------------------
11,000           Opal (a)                                                200,750
--------------------------------------------------------------------------------
88,000           TelCom Semiconductor (a)                              1,012,000
--------------------------------------------------------------------------------
                                                                       8,716,738
================================================================================
Total Common Stocks
(Cost $89,901,381)                                                 $ 112,203,538
================================================================================
Principal
Amount           Description                                       Value
================================================================================
                 U.S. Treasury Bills -- 5.20%
--------------------------------------------------------------------------------
$  433,000       5.60%, 10/19/95                                   $     431,839
--------------------------------------------------------------------------------
   308,000       5.37%, 10/26/95                                         306,879
--------------------------------------------------------------------------------
   237,000       5.25%, 11/24/95                                         235,088
--------------------------------------------------------------------------------
   787,000       5.35%, 12/07/95                                         779,411
--------------------------------------------------------------------------------
   114,000       5.28%, 12/14/95                                         112,768
--------------------------------------------------------------------------------
 1,005,000       5.42%, 12/21/95                                         993,230
--------------------------------------------------------------------------------
 3,271,000       5.33%, 1/18/96                                        3,220,757
--------------------------------------------------------------------------------
   364,000       5.46%, 1/25/96                                          357,965
--------------------------------------------------------------------------------
Total U.S. Treasury Bills
(Cost $6,437,147)                                                  $   6,437,937
================================================================================
Total Investments
(Cost $96,338,528)                     95.81%                      $ 118,641,475
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities   4.19%                          5,186,477
--------------------------------------------------------------------------------
Net Assets                            100.00%                      $ 123,827,952
================================================================================


(a) Non-Income Producing Security

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 20
          ----------------------------------------------------------------------


Notes To Financial Statements
--------------------------------------------------------------------------------

Note 1 - Organization and Significant
Accounting Policies

A. Organization

The Small Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 21, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis. The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

          SMALL CAP PORTFOLIO                                                 21
          ----------------------------------------------------------------------


Notes To Financial Statements
--------------------------------------------------------------------------------

Note 2 - Fees and Transactions
with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $59,848.

The Portfolio has entered into an Advisory Agreement with Bankers Trust.
Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $389,015.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $111,862.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

Note 3 - Purchases and Sales of
Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1995, were $150,170,416 and $87,357,700, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $96,445,067. The aggregate gross unrealized appreciation for all investments was $24,413,447 and the aggregate gross unrealized depreciation for all investments was $2,217,039.

          SMALL CAP PORTFOLIO                                                 22
          ----------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial
Interest of the Small Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of the Small Cap Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 21, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 10, 1995

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     10
                   -------------------------------------------------------------



Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
     Investments, at Value (Cost $21,438,021)                        $21,468,005
--------------------------------------------------------------------------------
     Cash                                                              1,404,716
--------------------------------------------------------------------------------
     Interest Receivable                                                 664,616
--------------------------------------------------------------------------------
     Prepaid Expenses and Other Assets                                       279
--------------------------------------------------------------------------------
     Total Assets                                                     23,537,616
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
     Due to Bankers Trust                                                  8,871
--------------------------------------------------------------------------------
     Payable for Securities Purchased                                    497,815
--------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                27,465
--------------------------------------------------------------------------------
     Total Liabilities                                                   534,151
--------------------------------------------------------------------------------

Net Assets                                                           $23,003,465
================================================================================

Composition of Net Assets
--------------------------------------------------------------------------------
     Paid-in Capital                                                 $22,973,472
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                            29,984
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Foreign Currency Translation               9
--------------------------------------------------------------------------------
Net Assets, September 30, 1995                                       $23,003,465
================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     11
                   -------------------------------------------------------------



Statement of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 1995

--------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------
     Dividends (net of foreign withholding tax of $847)                              $   15,761
--------------------------------------------------------------------------------------------------------------
     Interest                                                                         1,823,124
--------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                        $1,838,885
--------------------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------------------
     Advisory Fee                                                                       141,692
--------------------------------------------------------------------------------------------------------------
     Administration and Services Fee                                                     35,423
--------------------------------------------------------------------------------------------------------------
     Professional Fees                                                                   26,982
--------------------------------------------------------------------------------------------------------------
     Insurance                                                                            2,695
--------------------------------------------------------------------------------------------------------------
     Interest                                                                             1,298
--------------------------------------------------------------------------------------------------------------
     Trustees Fees                                                                        1,563
--------------------------------------------------------------------------------------------------------------
     Amortization of Organizational Expenses                                              1,432
--------------------------------------------------------------------------------------------------------------
     Miscellaneous                                                                          592
--------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                     211,677
--------------------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                           (78,840)       132,837
--------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                1,706,048
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency
--------------------------------------------------------------------------------------------------------------
     Net Realized (Loss) from Securities Transactions                                                 (511,939)
--------------------------------------------------------------------------------------------------------------
     Net Realized (Loss) from Foreign Currency Transactions                                             (4,480)
--------------------------------------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Securities                                                        (7,013)
--------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Foreign Currency Translation                                         3,602
--------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized (Loss) on Securities and Foreign Currency                            (519,830)
--------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                                                          $1,186,218
--------------------------------------------------------------------------------------------------------------


             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     12
                   -------------------------------------------------------------



Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                    For the period
                                                                                                 December 14, 1993
                                                                                    For the          (Commencement
                                                                                 year ended      of Operations) to
                                                                         September 30, 1995     September 30, 1994
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------
From Operations
------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                      $  1,706,048            $   531,903
------------------------------------------------------------------------------------------------------------------
    Net Realized (Loss) from Securities and Foreign
      Currency Transactions                                                        (516,419)              (183,030)
------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation (Depreciation) on Securities
      and Foreign Currency Translation                                               (3,411)                33,404
------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                    1,186,218                382,277
------------------------------------------------------------------------------------------------------------------

From Capital Transactions
------------------------------------------------------------------------------------------------------------------
    Proceeds from Capital Invested                                               18,275,555             21,182,075
------------------------------------------------------------------------------------------------------------------
    Value of Capital Withdrawn                                                  (11,187,306)            (6,835,354)
------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Capital Transactions                          7,088,249             14,346,721
------------------------------------------------------------------------------------------------------------------

    Total Increase in Net Assets                                                  8,274,467             14,728,998
==================================================================================================================

Net Assets
------------------------------------------------------------------------------------------------------------------
    Beginning of Period                                                          14,728,998                   --
------------------------------------------------------------------------------------------------------------------
    End of Period                                                              $ 23,003,465            $14,728,998
==================================================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     13
                   -------------------------------------------------------------



Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Global High Yield Securities Portfolio.

--------------------------------------------------------------------------------------------------------------
                                                                                                For the period
                                                                                             December 14, 1993
                                                                               For the           (Commencement
                                                                            year ended       of Operations) to
                                                                    September 30, 1995      September 30, 1994
--------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data

Ratio of Net Investment Income to Average Net Assets                             9.63%                   6.44%*

Ratio of Expenses to Average Net Assets                                          0.75%                   0.75%*

Decrease Reflected in Above Ratio of Expenses to Average
  Net Assets Due to Absorption of Expenses by Bankers Trust                      0.45%                   0.59%*

Portfolio Turnover Rate                                                           169%                    347%

Net Assets, End of Period (000's omitted)                                      $23,003                 $14,729

* Annualized

             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     14
                   -------------------------------------------------------------


Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 1995

  Principal
   Amount       Description                                             Value
================================================================================
                GOVERNMENT BONDS - 30.59%
--------------------------------------------------------------------------------
                Argentina - 7.38%
--------------------------------------------------------------------------------
$1,750,000      Argentina Par Series L-GL
                6.875%, 3/31/23 (a)                                   $1,017,188
--------------------------------------------------------------------------------
 1,400,000      Argentina Par Series L-GP
                5.00%, 3/31/23 (a)                                       680,750
--------------------------------------------------------------------------------
                                                                       1,697,938
================================================================================
                Brazil - 14.17%
--------------------------------------------------------------------------------
 1,404,540      Brazil C 8.00%,
                4/15/14                                                  747,918
--------------------------------------------------------------------------------
 1,248,480      Brazil C Series L 8.00%,
                4/15/14                                                  664,815
--------------------------------------------------------------------------------
 1,000,000      Brazil DCB Series L 7.312%,
                4/15/12 (a)                                              576,875
--------------------------------------------------------------------------------
 1,000,000      Brazil New Money Bond
                7.312%, 4/15/09 (a)                                      607,500
--------------------------------------------------------------------------------
 1,000,000      Brazil Series EI-L 7.25%,
                4/15/06 (a)                                              663,125
--------------------------------------------------------------------------------
                                                                       3,260,233
================================================================================
                Mexico - 1.32%
--------------------------------------------------------------------------------
   500,000      Mexico Par Series B 6.25%,
                12/31/19                                                 304,063
================================================================================
                Morocco - 2.18%
--------------------------------------------------------------------------------
   800,000      Morocco Reconstruction &
                Consolidation Agreement Series A
                6.687%, 1/1/09 (a)                                       501,000
================================================================================
                Panama - 1.83%
--------------------------------------------------------------------------------
   700,000      Panama Refinance Loan
                8.01%, 4/24/96 (a)                                       420,000
================================================================================
                Poland - 2.36%
--------------------------------------------------------------------------------
   275,000      Poland Discount 7.125%,
                10/27/24 (a)                                             212,781
--------------------------------------------------------------------------------
   145,000      Poland Series PDI 3.25%,
                10/27/14 (a)                                              91,713
--------------------------------------------------------------------------------
   521,000      Poland Series RSTA 2.75%,
                10/27/24 (a)                                             237,706
--------------------------------------------------------------------------------
                                                                         542,200
================================================================================
                Uruguay - 1.35%
--------------------------------------------------------------------------------
   500,000      Uruguay Discount Note Series B
                6.75%, 2/18/07 (a)                                       310,000
================================================================================
Total Government Bonds (Cost $7,138,945)                              $7,035,434
================================================================================
                CORPORATE DEBENTURES - 59.59%
--------------------------------------------------------------------------------
                Argentina - 0.69%
--------------------------------------------------------------------------------
   200,000      Baesa Embotelladora 8.50%,
                12/29/00 (c)                                          $  159,500
================================================================================
                Canada - 13.74%
--------------------------------------------------------------------------------
   500,000      Acetex 9.75%,
                10/1/03 (c)                                              497,815
--------------------------------------------------------------------------------
 1,000,000      Call - Net Enterprises 0.00%,
                12/1/04 (d)                                              648,750
--------------------------------------------------------------------------------
   250,000      Cott 9.375%,
                7/1/05                                                   254,375
--------------------------------------------------------------------------------
   500,000      Domtar 12.00%,
                4/15/01                                                  577,500
--------------------------------------------------------------------------------
   500,000      Rogers Cablesystems 10.00%,
                3/15/05                                                  525,000
--------------------------------------------------------------------------------
   250,000      Rogers Cablesystems 9.65%,
                1/15/14                                                  160,237
--------------------------------------------------------------------------------
   500,000      Tembec 9.875%,
                9/30/05                                                  497,500
--------------------------------------------------------------------------------
                                                                       3,161,177
================================================================================
                Colombia - 1.89%
--------------------------------------------------------------------------------
   500,000      Celcaribe 0.00%,
                3/15/04 (b) (c)                                          435,000
================================================================================
                Costa Rica - 1.69%
--------------------------------------------------------------------------------
   700,000      Banco Central de Costa Rica
                Series A 6.25%, 5/21/10                                  388,500
================================================================================
                Hong Kong - 3.93%
--------------------------------------------------------------------------------
   500,000      Goldlion Capital 4.875%,
                2/1/99                                                   481,250
--------------------------------------------------------------------------------
   500,000      Hon Kwok Land Treasury
                4.875%, 12/15/00                                         422,500
--------------------------------------------------------------------------------
                                                                         903,750
================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                    GLOBAL HIGH YIELD SECURITIES PORTFOLIO                    15
                   -------------------------------------------------------------


Schedule of Portfolio Investments
================================================================================
September 30, 1995

  Principal
   Amount       Description                                             Value
================================================================================
                South Africa - 7.35%
--------------------------------------------------------------------------------
  $825,000      Liberty Life Association 6.50%,
                9/30/04                                              $   907,500
--------------------------------------------------------------------------------
   330,000      Samancor O/S Financing 7.00%,
                6/30/04                                                  313,913
--------------------------------------------------------------------------------
   300,000      Sappi BIV Financing 7.50%,
                8/1/02 (c)                                               312,189
--------------------------------------------------------------------------------
   150,000      Sappi BIV Financing 7.50%,
                8/1/02                                                   155,906
--------------------------------------------------------------------------------
                                                                       1,689,508
================================================================================
                United Kingdom - 1.44%
--------------------------------------------------------------------------------
   500,000      Videotron Holdings 0.00%,
                7/1/04 (d)                                               331,250
================================================================================
                United States - 28.86%
--------------------------------------------------------------------------------
    95,000      Barlow International Investments
                7.00%, 9/20/04                                           122,075
--------------------------------------------------------------------------------
   250,000      Borden Chemical & Plastics 9.50%,
                5/1/05                                                   256,250
--------------------------------------------------------------------------------
   500,000      Crown Packaging 10.75%,
                11/1/00                                                  485,000
--------------------------------------------------------------------------------
   500,000      Giant Industries 9.75%,
                11/15/03                                                 495,000
--------------------------------------------------------------------------------
   500,000      Host Mar Travel Plaza 9.50%,
                5/15/05 (c)                                              486,250
--------------------------------------------------------------------------------
   500,000      Icon Health and Fitness 13.00%,
                7/15/02                                                  527,500
--------------------------------------------------------------------------------
   500,000      In Flight Phone 0.00%,
                5/15/02 (b)(e)                                           202,500
--------------------------------------------------------------------------------
   500,000      Owens Illinois 9.75%,
                8/15/04                                                  515,000
--------------------------------------------------------------------------------
   500,000      Penn Traffic 8.625%,
                12/15/03                                                 433,750
--------------------------------------------------------------------------------
   500,000      Pioneer Americas ACQ 13.375%,
                4/1/05 (c)                                               515,000
--------------------------------------------------------------------------------
 1,000,000      Pricellular 0.00%,
                10/1/03 (d)                                              715,000
--------------------------------------------------------------------------------
   500,000      SCI Television 11.00%,
                6/30/05                                                  532,500
--------------------------------------------------------------------------------
   500,000      S.D. Warren 12.00%,
                12/15/04                                                 555,000
--------------------------------------------------------------------------------
   500,000      Schuller International Group
                10.875%, 12/15/04                                        553,750
--------------------------------------------------------------------------------
   250,000      Universal Health Services
                8.75%, 8/15/05                                           245,000
--------------------------------------------------------------------------------
                                                                       6,639,575
================================================================================
Total Corporate Debentures (Cost $13,667,627)                        $13,708,260
================================================================================
                OTHER SECURITIES - 0.00%
--------------------------------------------------------------------------------
                Mexico - 0.00%
--------------------------------------------------------------------------------
   500,000      Mexico Recovery Rights
                Expire 6/30/03                                       $         0
================================================================================
                United States - 0.00%
--------------------------------------------------------------------------------
       500      IHF Holdings-Warrants Series I
                Expire 11/14/99                                                0
================================================================================
                PREFERRED STOCKS - 3.15%
--------------------------------------------------------------------------------
                South Africa - 3.15%
--------------------------------------------------------------------------------
    50,500      Sasol 8.5% Convertible                               $   414,870
--------------------------------------------------------------------------------
    10,000      South African Breweries,
                Cl. B                                                    309,441
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost $631,449)                               $   724,311
================================================================================
Total Investments
(Cost $21,438,021)                                           93.33%  $21,468,005
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                         6.67%    1,535,460
--------------------------------------------------------------------------------
Net Assets                                                  100.00%  $23,003,465
================================================================================

(a)  Floating Rate Security
(b)  Purchased at Deep Discount
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,405,754 or 10.46% of net assets.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(e)  Non-Income Producing Security

             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     19
                   -------------------------------------------------------------



Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant Accounting Policies

A. Organization

The Global High Yield Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on December 14, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from securities and foreign currency transactions of the Portfolio are allocated pro rata among investors of the Portfolio at the time of such determination.

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     20
                   -------------------------------------------------------------



Notes to Financial Statements
--------------------------------------------------------------------------------

F. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Note 2 -- Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $35,423.

The Portfolio has entered into an Advisory Agreement with Bankers Trust.
Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.80 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $141,692.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $78,840.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1995, were $35,330,574 and $27,950,936, respectively. For Federal Income tax purposes, the tax basis of investments held at September 30, 1995 was $21,501,091. The aggregate gross unrealized appreciation for all investments was $914,999 and the aggregate gross unrealized depreciation for all investments was $948,085.

Note 4 -- Credit Risks

Although the Portfolio's investments are diversified, the Portfolio invests in primarily high yield, non-investment grade debt securities issued in many of the world's securities markets. Investments in higher yielding securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

                    GLOBAL HIGH YIELD SECURITIES PORTFOLIO                    21
                    ------------------------------------------------------------



Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Global High Yield Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of the Global High Yield Securities Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period December 14, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global High Yield Securities Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.


Kansas City, Missouri
November 14, 1995

                                 LATIN AMERICAN EQUITY PORTFOLIO             10
                                 ----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
September 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $13,678,031)                                                                            $13,282,555
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Cash (Cost $34,983)                                                                                              34,679
-----------------------------------------------------------------------------------------------------------------------------------
   Cash                                                                                                                      4,469
-----------------------------------------------------------------------------------------------------------------------------------
   Receivable for Securities Sold                                                                                          363,889
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends and Interest Receivable                                                                                        19,485
-----------------------------------------------------------------------------------------------------------------------------------
   Prepaid Expense                                                                                                             189
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                         13,705,266
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                                     19,709
-----------------------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                                    27,642
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                                        47,351

-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                             $13,657,915
===================================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                                     $14,054,059
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Securities                                                                            (395,476)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Foreign Currency Translation                                                              (668)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                                         $13,657,915
===================================================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             11
                                 ----------------------------------------------

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended September 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends (net of foreign withholding tax of $16,723)                                       $ 247,512
-----------------------------------------------------------------------------------------------------------------------------------
   Interest                                                                                      145,868
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                                            $    393,380
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
   Advisory Fee                                                                                  173,145
-----------------------------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                                34,629
-----------------------------------------------------------------------------------------------------------------------------------
   Transfer Tax                                                                                   68,515
-----------------------------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                              29,090
-----------------------------------------------------------------------------------------------------------------------------------
   Insurance                                                                                       2,695
-----------------------------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                                   1,535
-----------------------------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                                   1,887
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                311,496
-----------------------------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                                     (138,351)                  173,145
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      220,235
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized (Loss) from Securities Transactions                                                                     (9,239,804)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized (Loss) from Foreign Currency Transactions                                                                 (245,679)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Securities                                                                          (3,177,929)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Foreign Currency Translation                                                               1,716
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED (LOSS) ON SECURITIES AND FOREIGN CURRENCY                                                  (12,661,696)
-----------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                          $(12,441,461)
===================================================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             12
                                 ----------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                                                     For the period
                                                                                                                   October 25, 1993
                                                                                                  For the             (Commencement
                                                                                               year ended         of Operations) to
                                                                                       September 30, 1995        September 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                    $    220,235               $   106,308
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Foreign Currency Transactions                 (9,485,483)                  201,391
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities
     and Foreign Currency Translation                                                         (3,176,213)                2,780,069
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                                     (12,441,461)                3,087,768
-----------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                              18,611,709               27,627,247
-----------------------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                                (19,878,349)               (3,348,999)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Transactions                            (1,266,640)               24,278,248
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (13,708,101)               27,366,016
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                                        27,366,016                     -
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                            $ 13,657,915               $27,366,016
===================================================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             13
                                 ----------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Latin American Equity Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the period
                                                                                                                   October 25, 1993
                                                                                                  For the             (Commencement
                                                                                               year ended         of Operations) to
                                                                                       September 30, 1995        September 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                                    1.27%               1.03%*

Ratio of Expenses to Average Net Assets                                                                 1.00%               1.00%*

Decrease Reflected in Above Ratio of Expenses to Average
   Net Assets Due to Absorption of Expenses by Bankers Trust                                            0.80%               0.79%*

Portfolio Turnover Rate                                                                                  161%                 124%

Net Assets, End of Period (000's omitted)                                                            $13,658               $27,366

*  Annualized


             See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             14
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
==========================================================================================================
September 30, 1995

SHARES              DESCRIPTION                                                                     VALUE
==========================================================================================================
                     COMMON STOCKS - 51.32%
==========================================================================================================
                     BRAZIL - 11.55%
----------------------------------------------------------------------------------------------------------
          13,797     Aracruz Celulose S.A., ADR
                     (Paper)                                                                  $   137,970
----------------------------------------------------------------------------------------------------------
         750,000     Compania Siderurgica Nacional
                     (Steel)                                                                       19,993
----------------------------------------------------------------------------------------------------------
          13,527     Compania Siderurgica Nacional,
                     ADR (Steel)                                                                  358,465
----------------------------------------------------------------------------------------------------------
       1,440,259     Electrobras (Utility)                                                        439,855
----------------------------------------------------------------------------------------------------------
      10,033,165     Lojas Americanas (Retail)                                                    219,016
----------------------------------------------------------------------------------------------------------
       5,868,000     Telec Brasileiras-Telebras "ON"
                     (Telecommunications)                                                         234,018
----------------------------------------------------------------------------------------------------------
          15,500     Usiminas, ADR (Steel) (b)                                                    167,555
----------------------------------------------------------------------------------------------------------
                                                                                                1,576,872
==========================================================================================================
                     CHILE - 6.53%
----------------------------------------------------------------------------------------------------------
           7,910     Banco Osorno y la Union S.A.,
                     Series 'A', ADR (Banks)                                                      122,605
----------------------------------------------------------------------------------------------------------
          13,969     Chile Fund (Diversified)                                                     316,049
----------------------------------------------------------------------------------------------------------
          14,565     Chilgener S.A., ADR (Utility)                                                307,685
----------------------------------------------------------------------------------------------------------
           2,100     Compania Telefonica de Chile S.A.,
                     ADR (Telecommunications)                                                     145,163
----------------------------------------------------------------------------------------------------------
                                                                                                  891,502
==========================================================================================================
                     COLOMBIA - 6.77%
----------------------------------------------------------------------------------------------------------
          11,000     Banco Industrial Colombiano,
                     ADR (Banks)                                                                  149,875
----------------------------------------------------------------------------------------------------------
          14,794     CADENALCO, Gran Cadena de
                     Almacenes Colombianos, ADR
                     (Retail)                                                                     208,965
----------------------------------------------------------------------------------------------------------
          12,000     Carulla CIA, S.A.,
                     ADR, Cl 'B' (Retail) (b)                                                     115,440
----------------------------------------------------------------------------------------------------------
          14,900     Cementos Diamante S.A., ADR,
                     Cl 'B' (Building & Construction) (b)                                         275,650
----------------------------------------------------------------------------------------------------------
          14,000     Cementos Paz del Rio, ADR
                     (Building & Construction) (a)(b)                                             175,000
----------------------------------------------------------------------------------------------------------
                                                                                                  924,930
==========================================================================================================
                     MEXICO - 13.99%
----------------------------------------------------------------------------------------------------------
              24     Controladora de Famacia (Retail)                                                  10
----------------------------------------------------------------------------------------------------------
          88,119     Gruma S.A., Cl 'B' (Diversified) (a)                                         318,827
----------------------------------------------------------------------------------------------------------
          85,618     Grupo Carso S.A. de CV, Cl 'A1'
                     (Diversified) (a)                                                            506,909
----------------------------------------------------------------------------------------------------------
          61,023     Grupo Modelo, S.A. (Beverages)                                               248,508
----------------------------------------------------------------------------------------------------------
          20,691     Panamerican Beverages,
                     Cl 'A' (Beverages)                                                           556,070
----------------------------------------------------------------------------------------------------------
         175,000     Telefonos de Mexico S.A., ADR,
                     Cl 'L' (Telecommunications)                                                  280,132
----------------------------------------------------------------------------------------------------------
                                                                                                1,910,456
==========================================================================================================
                     PERU - 6.88%
----------------------------------------------------------------------------------------------------------
          98,883     Backus Y Johnson Brewery, Cl 'T'
                     (Beverages)                                                                  190,703
----------------------------------------------------------------------------------------------------------
         148,825     Banco de Credito del Peru (Banks)                                            279,047
----------------------------------------------------------------------------------------------------------
          44,882     Cementos Norte Pacasmayo S.A.,
                     Cl 'T' (Building & Construction) (a)                                         105,193
----------------------------------------------------------------------------------------------------------
          92,000     La Fabril Pacifico S.A. (Diversified) (a)                                    110,893
----------------------------------------------------------------------------------------------------------
         132,441     Telefonica del Peru, Cl 'B'
                     (Telecommunications)                                                         254,239
----------------------------------------------------------------------------------------------------------
                                                                                                  940,075
==========================================================================================================
                     VENEZUELA - 5.60%
----------------------------------------------------------------------------------------------------------
          14,700     Banco Mercantil, Series 'A-B' (Banks)                                         29,437
----------------------------------------------------------------------------------------------------------
           2,352     Banco Mercantil, Series 'B' (Banks)                                            3,325
----------------------------------------------------------------------------------------------------------
           9,065     Banco Provincial (Banks)                                                      12,547
----------------------------------------------------------------------------------------------------------
           2,016     Banco Venezolana de Credito,
                     Series 'A-B' (Banks)                                                          70,056
----------------------------------------------------------------------------------------------------------
          40,800     Ceramica Carabobo, ADR, Cl 'B'
                     (Building & Construction)                                                     44,880
----------------------------------------------------------------------------------------------------------
          10,960     Corimon Saca, ADR
                     (Building & Construction) (a)                                                 60,280
----------------------------------------------------------------------------------------------------------
         116,203     Electricidad de Caracas (Utility)                                            103,345
----------------------------------------------------------------------------------------------------------
          30,700     Mavesa S.A., ADR
                     (Consumer Goods) (b)                                                         108,488
----------------------------------------------------------------------------------------------------------
          28,567     Mavesa S.A., ADR
                     (Consumer Goods)                                                             100,950
----------------------------------------------------------------------------------------------------------

             See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFLIO              15
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
==========================================================================================================
September 30, 1995

SHARES              DESCRIPTION                                                                      VALUE
==========================================================================================================
           57,000    Siderurgica Venezolana Sivensa
                     (Steel)                                                                  $    94,050
----------------------------------------------------------------------------------------------------------
          722,587    Sudamtex (Textiles)                                                           81,288
----------------------------------------------------------------------------------------------------------
          304,500    Venaseta Cl 'A' (Finance)                                                     24,212
----------------------------------------------------------------------------------------------------------
           60,900    Venaseta Cl 'B' (Finance)                                                      4,573
----------------------------------------------------------------------------------------------------------
           10,000    Venezolana de Cementos
                     (Building & Construction)                                                     15,313
----------------------------------------------------------------------------------------------------------
           20,000    Venezolana Pulpa Y Papel (Paper)                                              12,604
----------------------------------------------------------------------------------------------------------
                                                                                                  765,348
==========================================================================================================
TOTAL COMMON STOCKS
(Cost $7,432,407)                                                                            $  7,009,183
==========================================================================================================
                     PREFERRED STOCKS - 25.51%
==========================================================================================================
                     BRAZIL - 25.51%
==========================================================================================================
       39,666,839    Banco Bradesco PN (Banks)                                                $   380,912
----------------------------------------------------------------------------------------------------------
          861,116    Banco Itau S.A. (Banks)                                                      269,320
----------------------------------------------------------------------------------------------------------
        1,354,711    Brasmotor PN (Auto Related)                                                  344,063
----------------------------------------------------------------------------------------------------------
          778,179    Compania Cervejaria Brahma
                     (Beverages)                                                                  316,057
----------------------------------------------------------------------------------------------------------
          134,373    Compania Siderurgica Paulista,
                     Series 'B' (Steel)                                                           239,738
----------------------------------------------------------------------------------------------------------
          366,000    Compania Tecidos Norte de Minas
                     (Textile)                                                                    119,843
----------------------------------------------------------------------------------------------------------
        1,422,237    Compania Vale do Rio Doce PN
                     (Steel)                                                                      238,072
----------------------------------------------------------------------------------------------------------
          921,079    Iochpe Maxion PN
                     (Consumer Goods)                                                             303,530
----------------------------------------------------------------------------------------------------------
        4,433,777    Lojas Americanas (Retail)                                                    104,696
----------------------------------------------------------------------------------------------------------
        6,683,800    Lojas Renner S.A. (Retail)                                                   150,813
----------------------------------------------------------------------------------------------------------
          610,800    Mesbla (Retail) (a)                                                           10,185
----------------------------------------------------------------------------------------------------------
      124,280,971    Refrigeracao Parana S.A.
                     (Consumer Goods)                                                             326,077
----------------------------------------------------------------------------------------------------------
        4,731,000    Telebras PN (Telecommunications)                                             222,437
----------------------------------------------------------------------------------------------------------
      415,692,734    Usiminas PN (Steel)                                                          458,075
==========================================================================================================
                     TOTAL PREFERRED STOCKS
                     (Cost $3,456,544)                                                     $    3,483,818
----------------------------------------------------------------------------------------------------------
                     CALL OPTION - 0.00%
==========================================================================================================
                     BRAZIL - 0.00%
==========================================================================================================
            3,100    Compania Paulista de Forca
                     Luz, Call Option, Strike price 70,
                     Expire 10/16/95 (Cost $37) (a)                                                $   33
----------------------------------------------------------------------------------------------------------

        PRINCIPAL    SHORT-TERM
           AMOUNT    INVESTMENTS - 20.42%
==========================================================================================================
      $ 2,820,000    U.S. TREASURY BILLS, 5.28%,
                     12/14/95 (Cost $2,789,043)                                             $   2,789,521
==========================================================================================================
                     TOTAL INVESTMENTS
                     (Cost $13,678,031)                                      97.25%         $  13,282,555
==========================================================================================================
                     OTHER ASSETS IN EXCESS OF LIABILITIES                    2.75                375,360
==========================================================================================================
                     NET ASSETS                                             100.00%         $  13,657,915
==========================================================================================================

(a)      Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1995, the value of these securities amounted to $842,133 or 6.17% of net assets.

  Industry Diversification (as a percentage of Total Investments):

Auto Related  . . . . . . . . .          2.59%
Banks . . . . . . . . . . . . .          9.92
Beverages & Foods . . . . . . .          9.87
Building & Construction . . . .          5.09
Consumer Goods  . . . . . . . .          6.32
Diversified . . . . . . . . . .          9.43
Other*  . . . . . . . . . . . .          2.87
Retail  . . . . . . . . . . . .          6.09
Steel . . . . . . . . . . . . .         11.86
Telecommunications  . . . . . .          8.55
U.S. Government . . . . . . . .         21.00
Utilities . . . . . . . . . . .          6.41
                                       ------
                                       100.00%
                                       ======

*No one industry represents more than 2% of Portfolio holdings.

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             19
                                 ----------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Latin American Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 25, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Option Contracts

Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

                                 LATIN AMERICAN EQUITY PORTFOLIO             20
                                 ----------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

F. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security and foreign currency transactions of the Portfolio are allocated pro rata among the investors of the Portfolio at the time of such determination.

G. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder servicesto the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $34,629.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 1.00 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $173,145.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $138,351.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations and options purchased, for the year ended September 30, 1995, were $25,437,401 and $30,324,345, respectively. For federal income tax purposes, the tax basis for investments held as of September 30, 1995 was $13,988,644. The aggregate gross unrealized appreciation for all investments was $426,638 and the aggregate gross unrealized depreciation for all investments was $1,132,727.

                                 LATIN AMERICAN EQUITY PORTFOLIO             21
                                 ----------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Latin American Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of the Latin American Equity Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 25, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 bycorrespondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Latin American Equity Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/S/ COOPERS & LYBRAND L.L.P
----------------------------
Kansas City, Missouri
November 10, 1995

                                 PACIFIC BASIN EQUITY PORTFOLIO              10
                                 ----------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================================
September 30, 1995

-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Investments, at Value (Cost $21,794,123)                                                           $22,315,544
-----------------------------------------------------------------------------------------------------------------------
         Foreign Cash (Cost $523,620)                                                                           521,288
-----------------------------------------------------------------------------------------------------------------------
         Cash                                                                                                   392,856
-----------------------------------------------------------------------------------------------------------------------
         Receivable for Securities Sold                                                                       1,539,827
-----------------------------------------------------------------------------------------------------------------------
         Dividends and Interest Receivable                                                                       46,101
-----------------------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                                           189
-----------------------------------------------------------------------------------------------------------------------
         Total Assets                                                                                        24,815,805
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                                    17,611
-----------------------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                                   27,322
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Depreciation on Forward Foreign Currency Contacts                                       114,574
-----------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                                      159,507
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                  $24,656,298
=======================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                                    $24,251,588
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                                              521,421
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Foreign Currency Translation                                           (2,137)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Forward Foreign Currency Contracts                                   (114,574)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                              $24,656,298
=======================================================================================================================

             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              11
                                 ----------------------------------------------


STATEMENT OF OPERATIONS
=======================================================================================================================
For the year ended September 30, 1995

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
         Dividends (net of foreign withholding tax of $23,935)                                              $   433,065
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
         Advisory Fee                                                                    $173,591
-----------------------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                                   57,864
-----------------------------------------------------------------------------------------------------------------------
         Professional Fees                                                                 26,882
-----------------------------------------------------------------------------------------------------------------------
         Transfer Tax                                                                      11,216
-----------------------------------------------------------------------------------------------------------------------
         Insurance                                                                          2,695
-----------------------------------------------------------------------------------------------------------------------
         Interest                                                                           4,423
-----------------------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                      1,535
-----------------------------------------------------------------------------------------------------------------------
         Amortization of Organizational Expenses                                               11
-----------------------------------------------------------------------------------------------------------------------
         Miscellaneous                                                                        577
-----------------------------------------------------------------------------------------------------------------------
         Total Expenses                                                                   278,794
-----------------------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                         (47,338)              231,456
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                           201,609
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
-----------------------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Securities Transactions                                                      (448,645)
-----------------------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Foreign Currency Transactions                                                 (32,882)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Securities                                                           (716,292)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Foreign Currency Translation                                              5,383
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Forward Foreign Currency Contracts                                   (110,421)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED (LOSS) ON SECURITIES AND FOREIGN CURRENCY                                        (1,302,857)
-----------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                $(1,101,248)
=======================================================================================================================


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              12
                                 ----------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                                                         For the period
                                                                                                       November 1, 1993
                                                                                          For the         (Commencement
                                                                                       year ended     of Operations) to
                                                                               September 30, 1995    September 30, 1994
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
         Net Investment Income                                                        $   201,609           $    24,084
-----------------------------------------------------------------------------------------------------------------------
         Net Realized Gain (Loss) from Securities and Foreign Currency Transactions      (481,527)              744,140
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation (Depreciation) on
           Securities and Foreign Currency Translation                                   (821,330)            1,226,040
-----------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets from Operations                         (1,101,248)            1,994,264
-----------------------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
         Proceeds from Capital Invested                                                12,695,645            27,367,327
-----------------------------------------------------------------------------------------------------------------------
         Value of Capital Withdrawn                                                   (12,304,373)           (3,995,317)
-----------------------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Capital Transactions                             391,272            23,372,010
-----------------------------------------------------------------------------------------------------------------------

         TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (709,976)           25,366,274
=======================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Beginning of Period                                                           25,366,274                 -
-----------------------------------------------------------------------------------------------------------------------
         End of Period                                                                $24,656,298           $25,366,274
=======================================================================================================================

             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              13
                                 ----------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Pacific Basin Equity Portfolio.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         For the period
                                                                                                       November 1, 1993
                                                                                          For the         (Commencement
                                                                                       year ended     of Operations) to
                                                                               September 30, 1995    September 30, 1994
-----------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                        0.87%                 0.16%**

Ratio of Expenses to Average Net Assets                                                     1.00%                 1.00%*

Decrease Reflected in Above Ratio of Expenses to Average
         Net Assets Due to Absorption of Expenses by Bankers Trust                          0.20%                 0.26%*

Portfolio Turnover Rate                                                                      104%                   40%

Net Assets, End of Period (000's omitted)                                                 $24,656               $25,366

* Annualized


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              14
                                 ----------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
September 30, 1995

SHARES         DESCRIPTION                                           VALUE
==========================================================================
               COMMON STOCKS - 88.41%
==========================================================================
               HONG KONG - 22.29%
--------------------------------------------------------------------------
    62,000     Cheung Kong, LTD (Real Estate)                  $   337,584
--------------------------------------------------------------------------
   590,000     China Resources Enterprises, LTD
               (Real Estate)                                       253,718
--------------------------------------------------------------------------
   700,000     CP Pokphand (Agriculture)                           285,178
--------------------------------------------------------------------------
   210,000     Goldlion Holdings, LTD
               (Apparel)                                           115,429
--------------------------------------------------------------------------
   500,000     Guandong Investments, LTD
               (Diversified)                                       299,082
--------------------------------------------------------------------------
    65,100     Hang Seng Bank (Banking)                            536,747
--------------------------------------------------------------------------
   464,000     HKR International, LTD
               (Real Estate)                                       393,068
--------------------------------------------------------------------------
     5,000     Hong Kong Electric Holdings
               (Utility-Electric)                                   16,716
--------------------------------------------------------------------------
   418,000     Hopewell Holdings, LTD
               (Property Infrastructure)                           283,820
--------------------------------------------------------------------------
    35,600     HSBC Holdings (Banking)                             494,956
--------------------------------------------------------------------------
    99,000     Hutchison Whampoa (Diversified)                     536,485
--------------------------------------------------------------------------
   159,000     Liu Chong Hing Bank, LTD (Banking)                  197,413
--------------------------------------------------------------------------
     6,000     National Mutual Asia, LTD
               (Financial Services)                                  4,617
--------------------------------------------------------------------------
   151,000     New World Development
               (Real Estate)                                       595,642
--------------------------------------------------------------------------
   400,000     Orient Overseas International, LTD
               (Transportation-Shipping)                           234,092
--------------------------------------------------------------------------
   580,000     Qingling Motors
               (Auto & Trucks)                                     133,523
--------------------------------------------------------------------------
    40,000     Sinocan Holdings, LTD
               (Packaging & Container)                              14,744
--------------------------------------------------------------------------
    58,000     Swire Pacific, LTD, Cl. A
               (Diversified)                                       459,454
--------------------------------------------------------------------------
   484,000     Tomei International Holdings
               (Electronics)                                        25,978
--------------------------------------------------------------------------
    89,000     Wharf Holdings (Diversified)                        277,406
--------------------------------------------------------------------------
                                                                 5,495,652
==========================================================================
               INDIA - 3.98%
--------------------------------------------------------------------------
     7,900     Bajaj Auto, LTD, GDR
               (Automotive)                                        241,938
--------------------------------------------------------------------------
     3,000     Calcutta Electric, GDR
               (Utility-Electric) (a)                               11,100
--------------------------------------------------------------------------
    21,400     Core Healthcare, LTD, GDR
               (Health Care) (a)                                    96,300
--------------------------------------------------------------------------
     9,000     Indian Petrochemicals, GDR
               (Chemicals) (a)                                     121,545
--------------------------------------------------------------------------
    13,800     Mahindra & Mahindra Limited, GDR
               (Automotive) (b)                                    182,988
--------------------------------------------------------------------------
     9,000     Tri Polyta Indonesia, PT, ADR
               (Chemicals)                                         193,500
--------------------------------------------------------------------------
     7,400     Reliance Industries (Chemicals) (a)                 134,162
--------------------------------------------------------------------------
                                                                   981,533
==========================================================================
               INDONESIA - 7.61%
--------------------------------------------------------------------------
    11,300     Asia Pacific Resources International,
               Cl. A (Forest Products &Paper) (a)                   89,694
--------------------------------------------------------------------------
    35,250     Bank Dagang Nas Indonesia PT
               (Banking)                                            32,286
--------------------------------------------------------------------------
    48,200     Bank International Indonesia PT
               (Banking) (a)                                       165,950
--------------------------------------------------------------------------
   110,000     Bimantara Citra PT (Diversified) (a)                 88,612
--------------------------------------------------------------------------
     6,833     Duta Anggada Realty PT
               (Real Estate)                                         4,449
--------------------------------------------------------------------------
    24,000     Gadjah Tuniggal (Tire & Rubber)                      15,890
--------------------------------------------------------------------------
   113,664     Indah Kiat Pulp & Paper PT
               (Forest Products & Paper)                           136,718
--------------------------------------------------------------------------
     2,200     Indonesian Satellite PT, ADR
               (Telecommunications)                                 77,275
--------------------------------------------------------------------------
    24,000     Inti Indorayon Utama PT
               (Forest Products & Paper)                            36,018
--------------------------------------------------------------------------


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              15
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
September 30, 1995


SHARES         DESCRIPTION                                           VALUE
==========================================================================
    32,500     Jaya Real Property PT (Real Estate)            $     97,550
--------------------------------------------------------------------------
    60,000     Modern Photo Film PT
               (Photo & Optical)                                   344,295
--------------------------------------------------------------------------
   172,700     Mulia Industrindo PT
               (Glass Manufacturing)                               428,796
--------------------------------------------------------------------------
    26,500     Semen Gresik PT (Building Materials)                 74,862
--------------------------------------------------------------------------
    54,000     Tempo Scan Pacific PT
               (Pharmaceuticals)                                   284,242
--------------------------------------------------------------------------
                                                                 1,876,637
==========================================================================
               MALAYSIA - 15.67%
--------------------------------------------------------------------------
    76,000     Berjaya Sports Toto Berhad
               (Diversified)                                       160,223
--------------------------------------------------------------------------
   123,000     Commerce Asset (Banking)                            645,823
--------------------------------------------------------------------------
    50,000     Gadek Berhad
               (Diversified)                                       296,340
--------------------------------------------------------------------------
    16,000     Industrial Oxygen Berhad (Diversified)               18,457
--------------------------------------------------------------------------
   122,000     Pilecon Engineering Berhad
               (Engineering & Construction)                        128,115
--------------------------------------------------------------------------
   110,000     Rashid Hussain Berhad
               (Financial Services)                                315,036
--------------------------------------------------------------------------
   176,000     Tanjong PLC (Gaming)                                486,555
--------------------------------------------------------------------------
   207,000     Technology Resources
               (Telecommunications) (a)                            539,320
--------------------------------------------------------------------------
   199,000     United Engineers Berhad
               (Engineering & Construction)                      1,274,423
--------------------------------------------------------------------------
                                                                 3,864,292
==========================================================================
               PAKISTAN - 0.58%
--------------------------------------------------------------------------
    22,100     Engro Chemical Pakistan, LTD
               (Chemicals) (a)                                     106,579
--------------------------------------------------------------------------
    35,000     Karachi Electric (Utility-Electric) (a)              34,979
--------------------------------------------------------------------------
                                                                   141,558
==========================================================================
               PHILIPPINES - 7.69%
--------------------------------------------------------------------------
     2,436     Benpress Holdings, GDR
               (Diversified) (a)                                    15,225
--------------------------------------------------------------------------
   495,500     C & P Homes (Construction) (a)                      309,034
--------------------------------------------------------------------------
 1,733,100     Engineering & Equipment
               (Engineering & Construction)                        126,382
--------------------------------------------------------------------------
   199,600     Megaworld Properties & Holdings
               (Real Estate) (a)                                   103,420
--------------------------------------------------------------------------
    12,231     Metropolitan Bank & Trust
               (Banking)                                           227,674
--------------------------------------------------------------------------
    12,120     Philippine Commercial International
               Bank (Banking) (a)                                  109,315
--------------------------------------------------------------------------
   123,608     Philippine Savings Bank (Banking)                   291,763
--------------------------------------------------------------------------
   392,700     SM Prime Holdings, Cl. B
               (Diversified) (a)                                   117,561
--------------------------------------------------------------------------
 3,357,000     Southeast Asia Cement Holdings
               (Cement) (a)                                       425, 181
--------------------------------------------------------------------------
   464,600     Vitarich (Agriculture)                              171,183
--------------------------------------------------------------------------
                                                                 1,896,738
==========================================================================
               SINGAPORE - 8.72%
--------------------------------------------------------------------------
    68,000     City Developments (Real Estate)                     420,372
--------------------------------------------------------------------------
    52,000     Overseas Chinese Banking
               (Banking)                                           588,128
--------------------------------------------------------------------------
    58,000     Overseas Union Bank (Banking)                       370,776
--------------------------------------------------------------------------
   133,000     Singapore Land
               (Property Development)                              770,812
--------------------------------------------------------------------------
                                                                 2,150,088
==========================================================================
               SOUTH KOREA - 9.34%
--------------------------------------------------------------------------
     5,440     Central Investment & Finance
               (Financial Services)                                121,093
--------------------------------------------------------------------------
    28,000     Cho Hung Bank, LTD (Banking)                        433,049
--------------------------------------------------------------------------
    25,000     Commercial Bank of Korea
               (Banking)                                           304,120
--------------------------------------------------------------------------
    15,400     Daewoo (Wholesale) (a)                              224,525
--------------------------------------------------------------------------
     6,480     Dong-Ah Construction Industrial
               (Engineering & Construction)                        282,481
--------------------------------------------------------------------------
    20,000     Korea First Bank (Banking)                          221,557
--------------------------------------------------------------------------


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              16
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
September 30, 1995


SHARES         DESCRIPTION                                           VALUE
==========================================================================
     2,500     Korean Air (Transportation) (a)                   $  94,282
--------------------------------------------------------------------------
     3,680     Samsung Electronics New (Nonvoting),
               GDS (Electronics) (a) (b)                           249,872
--------------------------------------------------------------------------
       152     Samsung Electronics New (Voting),
               GDS (Electronics) (a) (b)                            17,693
--------------------------------------------------------------------------
       771     Samsung Electronics (Voting), GDS
               (Electronics) (a) (b)                                92,520
--------------------------------------------------------------------------
    24,500     Seoul Bank (Banking)                                260,564
--------------------------------------------------------------------------
                                                                 2,301,756
==========================================================================
               THAILAND - 12.53%
--------------------------------------------------------------------------
    27,600     Finance One Public
               (Financial Services)                                168,273
--------------------------------------------------------------------------
    57,800     Hana Microelectronics (Electronics)                 232,628
--------------------------------------------------------------------------
    39,820     Krung Thai Bank Public (Banking)                    158,677
--------------------------------------------------------------------------
    60,000     Krungthai Thanakit, PLC
               (Financial Services) (a)                            155,409
--------------------------------------------------------------------------
    24,000     Nawarat Patanakarn Public
               (Engineering & Construction) (a)                    116,199
--------------------------------------------------------------------------
    51,000     Phatra Thanakit (Financial Services)                369,874
--------------------------------------------------------------------------
   223,400     Sahaviriya Steel Industries
               (Metals) (a)                                        391,696
--------------------------------------------------------------------------
   220,000     Siam City Bank, LTD (Banking)                       298,067
--------------------------------------------------------------------------
   127,000     TPI Polyne, LTD (Cement)                            961,546
--------------------------------------------------------------------------
    39,300     Unithai Line Public
               (Transportation-Shipping)                           236,473
--------------------------------------------------------------------------
                                                                 3,088,842
==========================================================================
TOTAL COMMON STOCKS
(Cost $21,272,470)                                             $21,797,096
==========================================================================

PRINCIPAL
AMOUNT
==========================================================================
CORPORATE DEBENTURES - 2.10%
==========================================================================
               INDIA - 0.12%
--------------------------------------------------------------------------
 $  30,000     Essar Gujarat, LTD (Conv.)
               (Iron & Steel), 5.50%, 8/5/98                    $   30,075
==========================================================================

PRINCIPAL
AMOUNT         DESCRIPTION                                           VALUE
==========================================================================
               INDONESIA - 0.65%
--------------------------------------------------------------------------
  $150,000     Eka Gunatam PT (Conv.) (Industrial)
               4.00%, 10/4/97 (b)                              $   160,500
==========================================================================
               TAIWAN - 1.33%
--------------------------------------------------------------------------
   285,000     Walsin Lihwa (Conv.) (Electronics)
               3.25%, 6/16/04                                      327,750
==========================================================================
TOTAL CORPORATE DEBENTURES
(Cost $521,653)                                                $   518,325
==========================================================================
               OTHER SECURITIES - 0.00%
==========================================================================
               PHILIPPINES - 0.00%
==========================================================================
        16     Metropolitan Bank & Trust Rights
               (Banking) (a) (Cost $0)                                 123
==========================================================================
TOTAL INVESTMENTS
(Cost $21,794,123)                           90.51%            $22,315,544
--------------------------------------------------------------------------
Other Assets in Excess of
Liabilities                                   9.49%              2,340,754
==========================================================================
NET ASSETS                                  100.00%            $24,656,298
==========================================================================

(a)      Non-Income Producing Security
(b) Security exempt from registation under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of the securities amounted to $703,573 or 2.85% of net assets.

Industry Diversification (as a percentage of Total Investments):
Banking . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23.92%
Cement  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6.21
Diversified . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10.17
Electronics . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.24
Engineering & Construction  . . . . . . . . . . . . . . . . . . . .     8.64
Financial Services  . . . . . . . . . . . . . . . . . . . . . . . .     5.08
Other*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    28.41
Property Development  . . . . . . . . . . . . . . . . . . . . . . .     3.45
Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9.88
                                                                     --------
                                                                      100.00%
                                                                     ========

*No one industry represents more than 3% of Portfolio holdings.

             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              20
                                 ----------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on November 1, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors of the Portfolio at the time of such determination.

                                 PACIFIC BASIN EQUITY PORTFOLIO              21
                                 ----------------------------------------------


NOTES TO FINANCIAL STATEMENTS
===============================================================================

F. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $57,864.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.75 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $173,591.

Bankers Trust has entered into a Sub-Advisory Agreement with BT Fund Managers International Limited ("BT Fund Managers International"), a wholly owned subsidiary of Bankers Trust Australia Limited. Under this Sub-Advisory Agreement, BT Fund Managers International receives a fee from Bankers Trust for providing investment advice and research services, computed daily and paid monthly at an annual rate of 0.60 of 1% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $47,338.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1995, were $23,147,139 and $21,335,740, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $21,841,557. The aggregate gross unrealized appreciation for all investments was $2,262,513 and the aggregate gross unrealized depreciation for all investments was $1,788,526.

NOTE 4 - OPEN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of September 30, 1995, the Portfolio has entered into the following open forward foreign currency exchange contracts:

                                                                                           Net
Contracts                   In                                                      Unrealized
to                          Exchange                 Settlement         Value   (Depreciation)
Deliver                     For                            Date        (US $)           (US $)
----------------------------------------------------------------------------------------------
Sales
----------------------------------------------------------------------------------------------
SGD           3,727,511     USD       2,642,500          2/8/96     2,645,138     $    (2,638)
----------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------
USD           2,642,500     SGD       3,566,054          2/8/96     2,530,564        (111,936)
----------------------------------------------------------------------------------------------
                                                                                  $  (114,574)
                                                                                  ------------

                                 PACIFIC BASIN EQUITY PORTFOLIO              22
                                 ----------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Pacific Basin Equity
Portfolio:

We have audited the accompanying statement of assets and liabilities of the Pacific Basin Equity Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period November 1, 1993 (commencement of operation) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacific Basin Equity Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/S/ COOPERS & LYBRAND L.L.P.
-----------------------------
Kansas City, Missouri
November 10, 1995